As filed with the Securities and Exchange

Commission on August 12, 2019

1933 Act File No. 002-10156

1940 Act File No. 811-00560

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 200

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 152

(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

(800) 225-5291

CHRISTOPHER SECHLER, ESQ.

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00) par value of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 12th day of August 2019.

John Hancock Investment Trust

By:	/s/Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/Andrew G. Arnott	President and Trustee	August 12, 2019
Andrew G. Arnott

/s/Charles A. Rizzo	Chief Financial Officer	August 12, 2019
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	August 12, 2019
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	August 12, 2019
James R. Boyle

/s/ Peter S. Burgess *	Trustee	August 12, 2019
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	August 12, 2019
William H. Cunningham

/s/ Grace K. Fey *	Trustee	August 12, 2019
Grace K. Fey

/s/ Marianne Harrison *	Trustee	August 12, 2019
Marianne Harrison

/s/ Theron S. Hoffman *	Trustee	August 12, 2019
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	August 12, 2019
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	August 12, 2019
Hassell H. McClellan

/s/ James M. Oates *	Trustee	August 12, 2019
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	August 12, 2019
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	August 12, 2019
Gregory A. Russo

*By:	Power of Attorney

/s/Mara Moldwin
Mara Moldwin
Attorney-In-Fact

* Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 185 to the Trust’s Registration Statement on December 13, 2018

SIGNATURES

John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 12th day of August 2019.

JOHN HANCOCK DIVERSIFIED MACRO OFFSHORE SUBSIDIARY FUND, LTD.

By:	/s/Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

This amended Registration Statement, with respect only to information that specifically relates to John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Andrew G. Arnott	Director, President (Principal Executive Officer)	August 12, 2019
Andrew G. Arnott

/s/Charles A. Rizzo	Director, Chief Financial Officer	August 12, 2019
Charles A. Rizzo	(Principal Financial Officer)

/s/Leo Zerilli	Director	August 12, 2019
Leo Zerilli

*By:	Power of Attorney

/s/Mara Moldwin
Mara Moldwin
Attorney-In-Fact

* Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 195 to the Trust’s Registration Statement on May 10, 2019.

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document